FUNDS FROM SECURITIES ISSUED	12 Months Ended
Dec. 31, 2021
Funds From Securities Issued
FUNDS FROM SECURITIES ISSUED

32)       FUNDS FROM SECURITIES ISSUED

a)	Composition by type of security issued and location

		R$ thousand
	On December 31, 2021	On December 31, 2020
Instruments Issued – Brazil:
Real estate credit notes	41,461,933	27,601,333
Agribusiness notes	17,300,060	14,694,484
Financial bills	79,752,267	81,588,961
Letters property guaranteed	13,936,949	7,930,718
Subtotal	152,451,209	131,815,496
Securities – Overseas:
Euronotes	1,849,851	2,113,000
Securities issued through securitization – (item (b))	9,135,795	9,112,256
Subtotal	10,985,646	11,225,256
Structured Operations Certificates	2,791,687	1,863,073
Total	166,228,542	144,903,825

b)	Securities issued through securitization

Since 2003, Bradesco uses certain arrangements to optimize its activities of funding and liquidity management by means of a Specific Purpose Entity (SPE). This SPE, which is called International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payer.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Company is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

c)	Movements in securities issued

		R$ thousand
	2021	2020
Opening balance on January 1	144,903,825	170,727,564
Issuance	105,221,591	61,833,816
Interest	7,543,275	5,576,416
Settlement and interest payments	(92,274,643)	(93,179,856)
Exchange variation and others	834,494	(54,115)
Closing balance on December 31	166,228,542	144,903,825